UNITED STATES
SECRUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Maynard Capital Partners, L.L.C.
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:    28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Partner
Phone:		919-881-5120

Signature,				Place,				and Date of Signing
John M. Day				Raleigh, North Carolina		May 11, 2006

Report Type (Check only one.):

	[X] 13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	11
Form 13F Information Table Value Total:	$245,260

List of Other Included Mangers:
NONE
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FORM 13F INFORMATION TABLE
                                                    VALUE   SHRS OR   SH/ PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE  SHARED NONE

Advance Auto Parts Inc             COM   00751Y106   $21,805   523,649 SH          SOLE               523,649      0    0
Big 5 Sporting Goods Corp          COM   08915P101   $15,360   784,480 SH          SOLE               784,480      0    0
CVS Corp                           COM   126650100   $21,331   714,138 SH          SOLE               714,138      0    0
Dicks Sporting Goods Inc           COM   253393102   $20,799   524,300 SH          SOLE               524,300      0    0
Harley Davidson Inc                COM   412822108   $15,823   305,000 SH          SOLE               305,000      0    0
Michaels Stores Inc                COM   594087108   $34,917   929,150 SH          SOLE               929,150      0    0
Molson Coors Brewing Co            CLB   60871R209   $32,659   475,943 SH          SOLE               475,943      0    0
Smucker JM Co                  COM NEW   832696405    $2,878    72,500 SH          SOLE                72,500      0    0
Staples Inc                        COM   855030102   $33,153 1,299,096 SH          SOLE              1,299,09      0    0
Sysco Corp                         COM   871829107   $31,576   985,200 SH          SOLE               985,200      0    0
Tempur Pedic Intl Inc              COM   88023U101   $14,958 1,057,100 SH          SOLE              1,057,10      0    0

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